Corporate debt, Movement in corporate debt, split between cash and non-cash items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Corporate debt [Abstract]
Initial balance	$ 993,725	$ 723,791
Cash changes	14,754	171,182
Non-cash changes	14,592	98,752
Final balance	$ 1,023,071	$ 993,725